Income tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax asset	$ 0
Accumulated loss carry-forwards	570,600,000	$ 484,200,000
Unused tax losses for which no deferred tax asset recognized	548,400,000	345,300,000	$ 136,800,000
Hypothetical deferred tax impact of unused tax losses for which no deferred tax asset recognised	113,000,000.0	71,100,000	28,200,000
Other Foreign Jurisdictions Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	3,900,000	12,400,000	8,700,000
Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses for which deferred tax asset recognized	18,300,000	$ 126,500,000	$ 6,100,000
Subsidiaries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax asset	$ 0
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax rate	20.60%	20.60%
Sweden | Bottom of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax rate	20.60%	20.60%
Sweden | Top of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax rate			21.40%